Goodwill and Intangible Assets, Net - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)				$ 7,300,000	$ 11,800,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment Of Goodwill, Intangible Assets, And Other Assets
Amortization expense			$ 27,300,000	37,800,000
Trade name
Segment Reporting Information [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)		$ 0		7,300,000	$ 11,800,000	$ 0
Operating segments | Portfolio Management
Segment Reporting Information [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)				3,800,000
Operating segments | Reverse Originations
Segment Reporting Information [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)				$ 3,500,000